Lease (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Opening carrying amount	¥ 193	¥ 0
Addition	1,165	443
Termination of leases	(193)
Amortization	(520)	(250)
Closing carrying amount	¥ 645	¥ 193